LEASES - Maturities of operating lease and sales-type lease receivables - Lessor (Details) ₫ in Millions	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)
Maturities of sales-type lease receivables
Less than 1 year	₫ 107,553	$ 4,506,536	₫ 18,677
From 1 to 2 years	107,553	4,506,536	18,677
From 2 to 3 years	107,553	4,506,536	18,677
From 3 to 4 years	107,553	4,506,536	18,677
From 4 to 5 years	107,553	4,506,536	18,677
Thereafter	322,353	13,506,789	56,031
TOTAL	860,118	36,039,469	149,416
Maturities of operating lease receivables
Less than 1 year	165,767	6,945,739	92,632
From 1 to 2 years	165,767	6,945,739	92,632
From 2 to 3 years	165,767	6,945,739	92,632
From 3 to 4 years	165,767	6,945,739	92,632
From 4 to 5 years	165,767	6,945,739	92,632
Thereafter	653,545	27,383,935	367,748
TOTAL	₫ 1,482,380	$ 62,112,630	₫ 830,908